Cover	Jan. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2022
Entity File Number	001-39170
Entity Registrant Name	Elys Game Technology, Corp.
Entity Central Index Key	0001080319
Entity Tax Identification Number	33-0823179
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	107 E Warm Springs Rd.
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	628
Local Phone Number	258-5148
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ELYS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false